SHAREHOLDERS' EQUITY - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Details)	12 Months Ended
Dec. 31, 2024 € / shares shares
Range 1
Outstanding options - Number (in shares) | shares	20,000
Outstanding options - Weighted average remaining contractual life (Year)	7 years 9 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 10.32
Exercisable options - Number (in shares) | shares	13,889
Exercisable options - Weighted average exercise price (in EUR per share)	€ 10.32
Exercise price, Lower range (in EUR per share)	€ 10.32
Range 2
Outstanding options - Number (in shares) | shares	200,000
Outstanding options - Weighted average remaining contractual life (Year)	8 years 3 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 10.1
Exercisable options - Number (in shares) | shares	105,556
Exercisable options - Weighted average exercise price (in EUR per share)	€ 10.1
Exercise price, Lower range (in EUR per share)	€ 10.1
Range 3
Outstanding options - Number (in shares) | shares	69,000
Outstanding options - Weighted average remaining contractual life (Year)	8 years 3 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 9.96
Exercisable options - Number (in shares) | shares	38,333
Exercisable options - Weighted average exercise price (in EUR per share)	€ 9.96
Exercise price, Lower range (in EUR per share)	€ 9.96
Range 4
Outstanding options - Number (in shares) | shares	395,000
Outstanding options - Weighted average remaining contractual life (Year)	8 years
Outstanding options - Weighted average exercise price (in EUR per share)	€ 9.94
Exercisable options - Number (in shares) | shares	263,333
Exercisable options - Weighted average exercise price (in EUR per share)	€ 9.94
Exercise price, Lower range (in EUR per share)	€ 9.94
Range 5
Outstanding options - Number (in shares) | shares	50,000
Outstanding options - Weighted average remaining contractual life (Year)	8 years 4 months 24 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 9.32
Exercisable options - Number (in shares) | shares	26,389
Exercisable options - Weighted average exercise price (in EUR per share)	€ 9.32
Exercise price, Lower range (in EUR per share)	€ 9.32
Range 6
Outstanding options - Number (in shares) | shares	150,000
Outstanding options - Weighted average remaining contractual life (Year)	8 years 8 months 12 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 7.53
Exercisable options - Number (in shares) | shares	66,667
Exercisable options - Weighted average exercise price (in EUR per share)	€ 7.53
Exercise price, Lower range (in EUR per share)	€ 7.53
Range 7
Outstanding options - Number (in shares) | shares	160,000
Outstanding options - Weighted average remaining contractual life (Year)	9 years 3 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 6.83
Exercisable options - Number (in shares) | shares	40,000
Exercisable options - Weighted average exercise price (in EUR per share)	€ 6.83
Exercise price, Lower range (in EUR per share)	€ 6.83
Range 8
Outstanding options - Number (in shares) | shares	10,000
Outstanding options - Weighted average remaining contractual life (Year)	8 years 9 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 6.64
Exercisable options - Number (in shares) | shares	3,611
Exercisable options - Weighted average exercise price (in EUR per share)	€ 6.64
Exercise price, Lower range (in EUR per share)	€ 6.64
Range 9
Outstanding options - Number (in shares) | shares	76,000
Outstanding options - Weighted average remaining contractual life (Year)	7 years 3 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 6.41
Exercisable options - Number (in shares) | shares	65,444
Exercisable options - Weighted average exercise price (in EUR per share)	€ 6.41
Exercise price, Lower range (in EUR per share)	€ 6.41
Range 10
Outstanding options - Number (in shares) | shares	53,000
Outstanding options - Weighted average remaining contractual life (Year)	8 years 9 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 6.08
Exercisable options - Number (in shares) | shares	22,083
Exercisable options - Weighted average exercise price (in EUR per share)	€ 6.08
Exercise price, Lower range (in EUR per share)	€ 6.08
Range 11
Outstanding options - Number (in shares) | shares	954,533
Outstanding options - Weighted average remaining contractual life (Year)	6 years 4 months 24 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 5.59
Exercisable options - Number (in shares) | shares	954,533
Exercisable options - Weighted average exercise price (in EUR per share)	€ 5.59
Exercise price, Lower range (in EUR per share)	€ 5.59
Range 12
Outstanding options - Number (in shares) | shares	167,000
Outstanding options - Weighted average remaining contractual life (Year)	9 years 6 months
Outstanding options - Weighted average exercise price (in EUR per share)	€ 5.48
Exercisable options - Number (in shares) | shares	27,833
Exercisable options - Weighted average exercise price (in EUR per share)	€ 5.48
Exercise price, Lower range (in EUR per share)	€ 5.48
Range 13
Outstanding options - Number (in shares) | shares	12,000
Outstanding options - Weighted average remaining contractual life (Year)	9 years 2 months 12 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 5.46
Exercisable options - Number (in shares) | shares	3,333
Exercisable options - Weighted average exercise price (in EUR per share)	€ 5.46
Exercise price, Lower range (in EUR per share)	€ 5.46
Range 14
Outstanding options - Number (in shares) | shares	142,000
Outstanding options - Weighted average remaining contractual life (Year)	9 years 1 month 6 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 5.29
Exercisable options - Number (in shares) | shares	43,389
Exercisable options - Weighted average exercise price (in EUR per share)	€ 5.29
Exercise price, Lower range (in EUR per share)	€ 5.29
Range 15
Outstanding options - Number (in shares) | shares	83,300
Outstanding options - Weighted average remaining contractual life (Year)	6 years 9 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 5.18
Exercisable options - Number (in shares) | shares	83,300
Exercisable options - Weighted average exercise price (in EUR per share)	€ 5.18
Exercise price, Lower range (in EUR per share)	€ 5.18
Range 16
Outstanding options - Number (in shares) | shares	34,000
Outstanding options - Weighted average remaining contractual life (Year)	8 years 10 months 24 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 4.98
Exercisable options - Number (in shares) | shares	11,333
Exercisable options - Weighted average exercise price (in EUR per share)	€ 4.98
Exercise price, Lower range (in EUR per share)	€ 4.98
Range 17
Outstanding options - Number (in shares) | shares	70,000
Outstanding options - Weighted average remaining contractual life (Year)	4 years 9 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 3.9
Exercisable options - Number (in shares) | shares	70,000
Exercisable options - Weighted average exercise price (in EUR per share)	€ 3.9
Exercise price, Lower range (in EUR per share)	€ 3.9
Range 18
Outstanding options - Number (in shares) | shares	34,000
Outstanding options - Weighted average remaining contractual life (Year)	9 years 8 months 12 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 3.8
Exercise price, Lower range (in EUR per share)	€ 3.8
Range 19
Outstanding options - Number (in shares) | shares	152,500
Outstanding options - Weighted average remaining contractual life (Year)	1 year 3 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 3.22
Exercisable options - Number (in shares) | shares	152,500
Exercisable options - Weighted average exercise price (in EUR per share)	€ 3.22
Exercise price, Lower range (in EUR per share)	€ 3.22
Range 20
Outstanding options - Number (in shares) | shares	57,500
Outstanding options - Weighted average remaining contractual life (Year)	3 years 8 months 12 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 2.65
Exercisable options - Number (in shares) | shares	57,500
Exercisable options - Weighted average exercise price (in EUR per share)	€ 2.65
Exercise price, Lower range (in EUR per share)	€ 2.65
Range 21
Outstanding options - Number (in shares) | shares	60,000
Outstanding options - Weighted average remaining contractual life (Year)	9 years 9 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 2.53
Exercise price, Lower range (in EUR per share)	€ 2.53
Range 22
Outstanding options - Number (in shares) | shares	81,080
Outstanding options - Weighted average remaining contractual life (Year)	2 years 3 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 2.39
Exercisable options - Number (in shares) | shares	81,080
Exercisable options - Weighted average exercise price (in EUR per share)	€ 2.39
Exercise price, Lower range (in EUR per share)	€ 2.39
Range 23
Outstanding options - Number (in shares) | shares	3,030,913
Outstanding options - Weighted average remaining contractual life (Year)	7 years 6 months
Exercisable options - Number (in shares) | shares	2,130,107
Exercise price, Lower range (in EUR per share)	€ 2.39
Exercise price, Upper range (in EUR per share)	€ 10.32